SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) (Parenthetical) - shares	Oct. 16, 2023	Jun. 30, 2023	Apr. 16, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants outstanding		6,834,398	40,606	1,098,786
Forecast [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	643,299